Exceptional items (Tables)	12 Months Ended
Jun. 30, 2023
Exceptional items
Schedule of exceptional items

	2023	2022	2021
	£’000	£’000	£’000
Compensation for loss of office	—	23,827	—
Football League pension scheme deficit (Note 29)	—	865	—
	—	24,692	—